Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 14, 2014
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED AUGUST 25, 2014

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 14, 2014

ARTISAN MID CAP VALUE FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the last paragraph under the heading “Principal Investment Strategies” on page 30 of Artisan Funds’ prospectus in its entirety:

The Fund will generally not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell Midcap® Index as of the most recent calendar year-end (between $504.6 million and $29.1 billion as of December 31, 2013).

ARTISAN SMALL CAP FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the first partial paragraph under the heading “Principal Investment Strategies” on page 34 of Artisan Funds’ prospectus in its entirety:

The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $35.7 million and $5.3 billion as of December 31, 2013).

ARTISAN SMALL CAP VALUE FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the last paragraph under the heading “Principal Investment Strategies” on page 36 of Artisan Funds’ prospectus in its entirety:

The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $35.7 million and $5.3 billion as of December 31, 2013).

Artisan Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED AUGUST 25, 2014

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 14, 2014

ARTISAN MID CAP VALUE FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the last paragraph under the heading “Principal Investment Strategies” on page 30 of Artisan Funds’ prospectus in its entirety:

The Fund will generally not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell Midcap® Index as of the most recent calendar year-end (between $504.6 million and $29.1 billion as of December 31, 2013).

Artisan Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED AUGUST 25, 2014

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 14, 2014

ARTISAN SMALL CAP FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the first partial paragraph under the heading “Principal Investment Strategies” on page 34 of Artisan Funds’ prospectus in its entirety:

The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $35.7 million and $5.3 billion as of December 31, 2013).

Artisan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED AUGUST 25, 2014

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 14, 2014

ARTISAN SMALL CAP VALUE FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the last paragraph under the heading “Principal Investment Strategies” on page 36 of Artisan Funds’ prospectus in its entirety:

The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $35.7 million and $5.3 billion as of December 31, 2013).